Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	June 30, 2022	December 31, 2021
	(Unaudited)
Accrued payroll	$619,311	$455,442
Dividends due to former shareholders of Zhejiang Jingyuxin (1)	177,662	186,737
Other current liabilities	691,534	513,724
	$1,488,507	$1,155,903

(1)	The balance represented the unpaid dividends due to former shareholders of Lixin, who sold equity interests in Lixin to the Company.

15. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2021	December 31, 2020
Accrued payroll	$455,442	$355,314
Dividends due to former shareholders of Zhejiang Jingyuxin (1)	186,737	182,375
Other current liabilities	513,724	1,104,371
	$1,155,903	$1,642,060

(1)	The balance represented the unpaid dividends due to former shareholders of Lixin, who sold equity interests in Lixin to the Company.